Share Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Summary of ordinary shares issued and outstanding
The following table is a summary of ordinary shares issued and outstanding:

(in thousands)	2015	2014
Balance – beginning of year	255,183	278,253
Exercise of options	480	424
Net issuance of restricted shares	1,581	1,246
Share buybacks (1)	(12,434)	(24,740)
Issue of shares	49,935	—
Balance – end of year	294,745	255,183
____________

(1)
Includes share buybacks associated with authorized share buyback programs as well as purchases related to satisfying tax withholding obligations of employees in connection with the vesting of restricted shares granted under the Company’s equity compensation programs.

Weighted average option pricing assumptions
The fair value of the options issued was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

Dividend yield	2.00%
Risk free interest rate	1.37%
Volatility	21.7%
Expected lives	6.0 years

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2015	2014	2013
Dividend yield	2.00%	2.00%	2.00%
Risk free interest rate	1.70%	1.81%	1.14%
Volatility	21.6%	34.0%	37.0%
Expected lives	6.0 years	6.0 years	6.0 years

Summary of options and options activity
The following is a summary of the activity in the stock option plans for the indicated years ended December 31:

(In thousands except for weighted average grant date fair value)	2015	2014	2013
Options granted to purchase ordinary shares under the Programs - in thousands	1,974	1,025	1,047
Weighted average grant date fair value	$6.51	$8.60	$8.34
Total intrinsic value of stock options exercised	$8,546	$7,499	$16,076
Options exercised during the year - in thousands	480	424	927
Compensation expense related to stock option plans	$8,961	$9,961	$8,294
Estimated tax benefit (charge) related to stock option plans	$—	$(2)	$50
The following is a summary of the stock options outstanding at December 31, 2015, and related activity for the year then ended:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding – beginning of year	10,525	$32.42	4.8 years	$86,690
Granted	1,974	36.43
Exercised	(480)	20.79
Canceled/Expired	(1,270)	75.34
Outstanding – end of year	10,749	$28.59	5.4 years	$121,085
Options exercisable	7,741	$26.43	4.1 years	$105,990
Available for grant (1)	6,907

____________

(1)	Available for grant includes shares that may be granted as either stock options, restricted stock, restricted stock units or performance units.

Summary of restricted stock and non-vested restricted stock activity
Non-vested restricted stock awards at December 31, 2015 and for the year then ended were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	433	$36.41
Granted	44	$37.11
Vested	(202)	$29.08
Unvested at December 31, 2015	275	$41.90
A summary of the restricted stock awards issued under the 1991 Performance Incentive Program and the Directors Stock and Option Plan for the indicated years ended December 31 is as follows:

(In thousands except for weighted average grant date fair value)	2015	2014	2013
Restricted ordinary shares granted	44	46	181
Weighted average grant date fair value	$37.11	$31.86	$29.44
Aggregate grant date fair value	$1,613	$1,463	$5,325
Compensation expense related to restricted stock awards	$3,889	$5,239	$4,419
Estimated tax benefit related to restricted stock awards	$709	$1,233	$1,047

Summary of restricted stock units and restricted stock unit activity
Non-vested restricted stock units at December 31, 2015 and for the year then ended were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	3,248	$28.93
Granted	1,534	$36.20
Vested	(1,536)	$27.67
Forfeited	(176)	$32.45
Unvested at December 31, 2015	3,070	$32.99
A summary of the restricted stock units issued to officers of the Company and its subsidiaries for the indicated years ended December 31 is as follows:

(In thousands)	2015	2014	2013
Restricted stock units granted	1,534	1,867	1,803
Aggregate grant date fair value	$55,540	$57,134	$51,829
Compensation expense related to restricted stock units	$48,937	$41,879	$32,874
Estimated tax benefit related to restricted stock units	$13,271	$11,607	$8,813

Summary of performance units and performance units activity
A summary of the performance units issued to certain employees of the Company for the indicated years ended December 31 is as follows:

(In thousands)	2015	2014	2013
Performance units granted	781	572	656
Potential maximum share payout	1,563	1,144	1,312
Aggregate grant date fair value	$28,082	$16,345	$17,753
Compensation expense related to performance units	$12,942	$24,089	$1,041
Estimated tax benefit (charge) related to performance units	$1,459	$4,250	$(176)
Non-vested restricted performance units as of December 31, 2015 were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	2,540	$25.24
Granted	781	$35.94
Vested	(750)	$19.35
Forfeited	(63)	$30.03
Performance driven addition (reduction)	(627)	$27.74
Unvested at December 31, 2015	1,881	$31.02